Document and Entity Information	Aug. 31, 2024
Risk/Return:
Registrant Name	EATON VANCE GROWTH TRUST
Registrant CIK	0000102816
SEC Form	497
Period end date	Aug. 31, 2024
Investment Company Type	N-1A
Document Description	Supplement to Prospectus and Statement of Additional Information dated January 1, 2025
Amendment Flag	false